Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Assets
Fixed maturity securities, available-for-sale	$ 34,782	$ 32,249		$ 31,811
Mortgage loans, net of allowance	6,842	6,341		5,827
Policy loans	995	987		980
Short-term investments	569	411		1,034
Other investments	798	767		639
Total investments	43,986	40,755		40,291
Cash and cash equivalents	43	61		62
Accrued investment income	661	603		566
Deferred policy acquisition costs	3,981	3,778		3,249
Goodwill	200	200	[1]	200	[1]
Other assets	4,112	3,979		4,362
Separate account assets	86,466	84,069		71,440
Total assets	139,449	133,445		120,170
Liabilities
Future policy benefits and claims	39,375	36,765		36,154
Short-term debt	214	278		300
Long-term debt	709	707		1,038
Other liabilities	4,591	4,122		4,507
Separate account liabilities	86,466	84,069		71,440
Total liabilities	131,355	125,941		113,439
Shareholder's equity
Common stock value	4	4		4
Additional paid-in capital	1,718	1,718		1,718
Retained earnings	4,751	4,520		3,410
Accumulated other comprehensive income	1,001	582		1,252
Total shareholder's equity	7,474	6,824		6,384
Noncontrolling interest	620	680		347
Total equity	8,094	7,504		6,731
Total liabilities and equity	$ 139,449	$ 133,445		$ 120,170

[1]	The goodwill balances have not been previously impaired.